Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule Of Allowance For Loan Loss By Portfolio Segment

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

December 31, 2011:
Allowance for loan loss
Beginning balance	$1,864	$8,488	$5,337	$1,452	$95	$988	$18,224
Charge-offs	522	1,989	1,367	1,089	164	1,712	6,843
Recoveries	23	1,981	29	7	136	1,252	3,428
Provision	(775)	3,186	840	1,155	21	173	4,600
Ending balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

As of December 31, 2012:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$-	$-	$-	$-	$-	$-
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated
credit quality	-	-	-	-	-	-	-
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$-	$9,912	$469	$298	$-	$-	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated
credit quality	-	6,693	126	88	111	-	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

As of December 31, 2011:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$2,666	$-	$-	$-	$-	$2,666
Collectively	590	9,000	4,839	1,525	88	701	16,743
Total	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$-	$-	$16,166
Collectively	130,818	716,835	929,312	141,499	35,845	2,628	1,956,937
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Credit Quality Indicators

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Risk Grade
Exceptional	$3,355	$1,795	-	-	-	-	$5,150
Good	5,951	108,944	-	-	-	-	114,895
Acceptable	73,566	491,558	-	-	-	-	565,124
Pass/watch	22,818	169,320	-	-	-	-	192,138
Special mention	878	15,015	-	-	-	-	15,893
Substandard	2,171	35,338	-	-	-	-	37,509
Doubtful	-	-	-	-	-	-	-
Total	$108,739	$821,970					930,709

Payment Activity
Performing			1,029,142	141,961	36,564	4,548	$1,212,215
Non-performing			2,293	1,149	-	3	3,445
Total			$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	-	-	-	-	$4,262
Good	6,728	107,718	-	-	-	-	114,446
Acceptable	93,077	411,721	-	-	-	-	504,798
Pass/watch	25,246	161,598	-	-	-	-	186,844
Special mention	470	16,802	-	-	-	-	17,272
Substandard	1,037	34,265	-	-	-	-	35,302
Doubtful	121	-	-	-	-	-	121
Total	$130,899	$732,146					863,045

Payment Activity
Performing			$928,789	$139,996	$35,845	$2,616	$1,107,246
Non-performing			999	1,801	-	12	2,812
Total			$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
30 – 59 days past due	$260	$442	$4,910	$2,379	$113	$270	$8,374
60 – 89 days past due	236	246	599	477	8	8	1,574
Over 90 days past due	-	1	239	37	-	3	280
Non-accrual	1,102	17,667	2,054	1,112	-	-	21,935
	1,598	18,356	7,802	4,005	121	281	32,163
Current	107,141	803,614	1,023,633	139,105	36,443	4,270	2,114,206
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$9,653
60 – 89 days past due	-	2,839	408	228	5	14	3,494
Over 90 days past due	-	-	42	112	-	12	166
Non-accrual	375	18,930	957	1,689	-	-	21,951
	1,618	22,345	6,319	3,935	138	909	35,264
Current	129,281	709,801	923,469	137,862	35,707	1,719	1,937,839
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Impaired Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Recorded investment	$-	$9,912	$469	$298	$-	$-	$10,679
Unpaid principal balance	-	14,781	469	298	-	-	15,548

With an allowance recorded
Recorded investment	$-	$-	$-	$-	$-	$-	$-
Unpaid principal balance	-	-	-	-	-	-	-
Related allowance	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Recorded investment	$81	$1,985	$476	$298	$-	$-	$2,840
Unpaid principal balance	81	4,722	476	298	-	-	5,577

With an allowance recorded
Recorded investment	$-	$13,326	$-	$-	$-	$-	$13,326
Unpaid principal balance	-	13,326	-	-	-	-	13,326
Related allowance	-	2,666	-	-	-	-	2,666

Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Average recorded investment	$-	$13,124	$-	$-	$-	$-	$13,124
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$-	$-	$-	$-	$-	$-
Interest income recognized	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Average recorded investment	$81	$4,215	$476	$298	$-	$-	$5,070
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$14,428	$-	$-	$-	$-	$14,428
Interest income recognized	-	-	-	-	-	-	-

Schedule Of Troubled Debt Restructurings

	December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total

Commercial and industrial	$101	$-	$101
Commercial real estate	734	-	734
Residential real estate	15,083	162	15,245
Home equity	7,068	418	7,486
Consumer	142	-	142
	$23,128	$580	$23,708

	New TDRs
	For the year ended December 31, 2012
		Pre-modification	Post-modification
	Number of	Outstanding	Outstanding
(In thousands)	Contracts	Recorded Investment	Recorded Investment

Commercial and industrial	1	$101	$101
Commercial real estate	1	184	179
Residential real estate	7	899	899
Home equity	15	973	973
Consumer	1	142	142
	25	$2,299	$2,294